Mortgage Note and Revolving Credit Facility - Schedule of Future Principal Payments (Details) $ in Thousands	Sep. 30, 2021 USD ($)
Debt Disclosure [Abstract]
2021 (remaining)	$ 0
2022	0
2023	0
2024	89,500
2025	0
2026	53,000
Thereafter	45,000
Mortgage notes and revolving credit facility, net	$ 187,500